Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

October 31, 2019

RW30-QTLY-1219
1.858593.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,710	$48,842
Fidelity Series Blue Chip Growth Fund (a)	6,187	85,871
Fidelity Series Commodity Strategy Fund (a)	71,381	334,063
Fidelity Series Growth Company Fund (a)	9,707	172,976
Fidelity Series Intrinsic Opportunities Fund (a)	12,923	208,063
Fidelity Series Large Cap Stock Fund (a)	12,274	184,479
Fidelity Series Large Cap Value Index Fund (a)	3,938	52,185
Fidelity Series Opportunistic Insights Fund (a)	5,151	95,298
Fidelity Series Small Cap Discovery Fund (a)	2,093	24,111
Fidelity Series Small Cap Opportunities Fund (a)	5,687	75,243
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,244	141,677
Fidelity Series Value Discovery Fund (a)	7,619	100,802
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,484,465)		1,523,610

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	3,259	35,493
Fidelity Series Emerging Markets Fund (a)	5,558	52,685
Fidelity Series Emerging Markets Opportunities Fund (a)	24,287	470,927
Fidelity Series International Growth Fund (a)	18,379	313,728
Fidelity Series International Small Cap Fund (a)	4,408	73,651
Fidelity Series International Value Fund (a)	32,639	320,513
Fidelity Series Overseas Fund (a)	8,408	85,765
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,298,141)		1,352,762

Bond Funds - 51.1%
Fidelity Series Corporate Bond Fund (a)	67,048	720,768
Fidelity Series Emerging Markets Debt Fund (a)	6,996	65,969
Fidelity Series Floating Rate High Income Fund (a)	1,525	14,034
Fidelity Series Government Bond Index Fund (a)	93,272	988,679
Fidelity Series High Income Fund (a)	7,587	71,770
Fidelity Series Inflation-Protected Bond Index Fund (a)	100,396	1,012,993
Fidelity Series International Credit Fund (a)	537	5,604
Fidelity Series Investment Grade Bond Fund (a)	89,183	1,036,307
Fidelity Series Investment Grade Securitized Fund (a)	68,520	710,549
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,383	250,787
Fidelity Series Real Estate Income Fund (a)	4,094	46,345
TOTAL BOND FUNDS
(Cost $4,729,607)		4,923,805

Short-Term Funds - 19.0%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	365,816	365,816
Fidelity Series Short-Term Credit Fund (a)	36,315	366,416
Fidelity Series Treasury Bill Index Fund (a)	109,654	1,097,641
TOTAL SHORT-TERM FUNDS
(Cost $1,824,425)		1,829,873
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,336,638)		9,630,050
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,635)
NET ASSETS - 100%		$9,626,415

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$52,702	$2,689	$7,594	$--	$(1,636)	$2,681	$48,842
Fidelity Series Blue Chip Growth Fund	91,376	12,945	8,258	9,246	(420)	(9,772)	85,871
Fidelity Series Canada Fund	35,214	1,566	1,338	--	11	40	35,493
Fidelity Series Commodity Strategy Fund	328,115	21,249	16,236	2,991	(661)	1,596	334,063
Fidelity Series Corporate Bond Fund	669,120	62,539	24,523	7,642	(56)	13,688	720,768
Fidelity Series Emerging Markets Debt Fund	67,367	3,622	2,454	992	(165)	(2,401)	65,969
Fidelity Series Emerging Markets Fund	46,580	7,623	1,848	--	(58)	388	52,685
Fidelity Series Emerging Markets Opportunities Fund	415,644	60,363	20,493	--	2	15,411	470,927
Fidelity Series Floating Rate High Income Fund	13,969	769	519	205	(7)	(178)	14,034
Fidelity Series Government Bond Index Fund	917,512	90,066	33,899	7,971	(267)	15,267	988,679
Fidelity Series Government Money Market Fund 1.89%	350,940	28,062	13,186	1,959	--	--	365,816
Fidelity Series Growth Company Fund	183,479	8,815	20,989	--	1,201	470	172,976
Fidelity Series High Income Fund	70,577	4,037	2,627	1,220	(15)	(202)	71,770
Fidelity Series Inflation-Protected Bond Index Fund	1,010,607	70,099	74,008	925	426	5,869	1,012,993
Fidelity Series International Credit Fund	5,466	37	--	37	--	69	5,604
Fidelity Series International Growth Fund	322,663	12,279	36,952	--	1,644	14,094	313,728
Fidelity Series International Small Cap Fund	70,113	2,780	2,639	--	(83)	3,480	73,651
Fidelity Series International Value Fund	301,895	18,330	13,951	--	(623)	14,862	320,513
Fidelity Series Intrinsic Opportunities Fund	223,921	27,183	38,255	9,192	(1,035)	(3,751)	208,063
Fidelity Series Investment Grade Bond Fund	976,691	80,297	35,448	7,611	(69)	14,836	1,036,307
Fidelity Series Investment Grade Securitized Fund	692,424	52,691	35,245	8,634	23	656	710,549
Fidelity Series Large Cap Stock Fund	196,487	19,771	31,409	6,593	(156)	(214)	184,479
Fidelity Series Large Cap Value Index Fund	56,421	4,003	9,288	--	430	619	52,185
Fidelity Series Long-Term Treasury Bond Index Fund	373,977	20,362	164,454	2,101	18,655	2,247	250,787
Fidelity Series Opportunistic Insights Fund	100,955	4,323	8,939	--	210	(1,251)	95,298
Fidelity Series Overseas Fund	14,003	68,650	--	--	--	3,112	85,765
Fidelity Series Real Estate Income Fund	44,696	2,838	1,644	1,072	(3)	458	46,345
Fidelity Series Short-Term Credit Fund	351,007	26,396	12,765	2,507	--	1,778	366,416
Fidelity Series Small Cap Discovery Fund	27,345	847	4,710	--	(51)	680	24,111
Fidelity Series Small Cap Opportunities Fund	82,904	9,332	11,995	5,065	(170)	(4,828)	75,243
Fidelity Series Stock Selector Large Cap Value Fund	151,664	11,234	23,693	--	(382)	2,854	141,677
Fidelity Series Treasury Bill Index Fund	1,052,425	80,826	37,789	4,886	10	2,169	1,097,641
Fidelity Series Value Discovery Fund	108,376	8,720	17,723	--	(151)	1,580	100,802
Total	$9,406,635	$825,343	$714,871	$80,849	$16,604	$96,307	$9,630,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.